Average Annual Total Returns - A C I Shares - JPMorgan New York Tax Free Bond Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	Class I Return After Taxes on Distributions Past 1 Year	Class I Return After Taxes on Distributions Past 5 Years	Class I Return After Taxes on Distributions Past 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	BLOOMBERG BARCLAYS NEW YORK INTERMEDIATE (1-17 YEAR) MATURITIES INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS NEW YORK INTERMEDIATE (1-17 YEAR) MATURITIES INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS NEW YORK INTERMEDIATE (1-17 YEAR) MATURITIES INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	(0.51%)	1.64%	2.54%	1.85%	1.88%	2.39%	3.62%	2.67%	3.19%	3.62%	2.66%	3.11%	2.97%	2.66%	3.15%	3.93%	3.11%	3.61%